Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) (USD $)	12 Months Ended											0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Allowance for doubtful accounts	Dec. 31, 2010 Allowance for doubtful accounts	Dec. 31, 2009 Allowance for doubtful accounts	Dec. 31, 2011 U.S. Cellular number	Dec. 31, 2011 U.S. Cellular Loyalty Rewards Program	Dec. 31, 2010 U.S. Cellular Loyalty Rewards Program	Dec. 31, 2011 TDS Telecom number	Jan. 24, 2012 TDS Parent Company Share Consolidation Special Common Shares	Jan. 13, 2012 TDS Parent Company Share Consolidation Before Share Consolidation	Jan. 24, 2012 TDS Parent Company Share Consolidation After Share Consolidation
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of customers							5,900,000
Equivalent access lines										1,100,000
TDS ownership							84.00%
Short-term investments	$ 246,273,000	$ 402,882,000
Long-term investments	45,138,000	102,185,000
Agent liability	75,300,000	71,300,000
Deferred revenue								38,900,000	7,100,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	141,300,000	154,000,000	124,300,000
Advertising costs	267,700,000	273,000,000	265,200,000
Depreciation method used	Depreciation is provided using the straight-line method over the estimated useful life of the assets. TDS depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms. Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular and TDS Telecom did not materially change the useful lives of their property, plant and equipment in 2011, 2010 or 2009.
Accumulated amortization of deferred charges	25,200,000	26,000,000
Accounts receivable
Allowance for doubtful accounts, beginning balance				35,007,000	37,623,000	19,202,000
Additions, net of recoveries				68,611,000	83,098,000	115,989,000
Deductions				(72,545,000)	(85,714,000)	(97,568,000)
Allowance for doubtful accounts, ending balance				$ 31,073,000	$ 35,007,000	$ 37,623,000
Subsequent events
Subsequent event, date												Jan. 13, 2012	Jan. 24, 2012
Share conversion ratio, Common shares											1